CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - Winvest Groups Ltd [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022
Cash flows used in operating activities
Net loss	$ (654,791)	$ (150,017)
Stock based compensation	458,040
Changes in assets and liabilities
Accounts receivable	(16,231)
Prepaid expenses	145,422
Accounts payable	12,590	17,264
Accrued liabilities	(6,555)
Net cash used in operating activities	(61,526)	(132,753)
Cash flows provided used by financing activities
Loan proceeds	46,538
Repayments of related party loans	(80,000)
Proceeds from related party loans	151,510	132,753
Net cash provided used by financing activities	118,048	132,753
Net increase (decrease) in cash	56,522
Cash, beginning of period	37,148
Cash, end of period	$ 93,670		$ 37,148